SHAREHOLDERS' EQUITY (Schedule Of Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employees, Directors and Consultants [Member]
Number of options
Options outstanding at beginning of year	6,589,215
Options granted	1,335,200
Options exercised	(1,786,473)
Options expired	(16,076)
Options forfeited	(76,713)
Options outstanding at end of year	6,045,153	6,589,215
Options vested and expected to vest at end of year	5,863,150
Exercisable at end of year	3,010,708
Weighted average exercise price
Options outstanding at beginning of year	$ 3.34
Options granted	$ 5.54
Options exercised	$ 3.15
Options expired	$ 4.21
Options forfeited	$ 4.71
Options outstanding at end of year	$ 3.86	$ 3.34
Options vested and expected to vest at end of year	$ 3.84
Exercisable at end of year	$ 3.12
Weighted average remaining contractual life
Options outstanding	6 years 9 months 29 days	6 years 7 months 17 days
Options vested and expected to vest at end of year	6 years 9 months 11 days
Exercisable at end of year	5 years 1 month 17 days
Intrinsic value
Options outstanding at beginning of year	$ 10,958,989
Options granted	4,569,139
Options exercised	8,843,331
Options expired	76,131
Options forfeited	325,257
Options outstanding at end of year	30,789,923	10,958,989
Options vested and expected to vest at end of year	29,989,767
Exercisable at end of year	$ 17,544,083
Non-employees [Member]
Number of options
Options outstanding at beginning of year	321,500
Options granted	135,000
Options exercised	(40,000)
Options expired
Options outstanding at end of year	416,500	321,500
Options vested and expected to vest at end of year	416,500
Exercisable at end of year	392,343
Weighted average exercise price
Options outstanding at beginning of year	$ 4.71
Options granted	$ 5.75
Options exercised	$ 2.80
Options expired
Options outstanding at end of year	$ 5.23	$ 4.71
Options vested and expected to vest at end of year	$ 5.23
Exercisable at end of year	$ 5.14
Weighted average remaining contractual life
Options outstanding	3 years 7 months 6 days	3 years 6 months 7 days
Options vested and expected to vest at end of year	3 years 7 months 6 days
Exercisable at end of year	3 years 5 months 19 days